Cash Equivalents (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents [abstract]
Cash equivalents	$ 39,901,509	$ 30,361,591
Current annual interest rate	0.45%	0.36%